EQUITY (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Equity 1	1,543,455
Equity 2	$ 5,800,000
Equity 3	5,000,000
Equity 4	2,000,000
Equity 5	1,084,895
Equity 6	1.2
Equity 7	223,604
Equity 8	315,577
Equity 9	9,000,000
Equity 10	76,368
Equity 11	641,080
Equity 12	486,316
Equity 13	3,803,684
Equity 14	4,360,000
Equity 15	3,000,000
Equity 16	15,900,000
Equity 17	9,000,000
Equity 18	6,900,000
Equity 19	3,000,000
Equity 20	725,000
Equity 21	2,175,000
Equity 22	750,000
Equity 23	920,757
Equity 24	3,740,000
Equity 25	3,680,000
Equity 26	60,000
Equity 27	318,794
Equity 28	$ 4.00
Equity 29	50.37%
Equity 30	54.89%
Equity 31	4,500
Equity 32	61,698
Equity 33	120,709
Equity 34	$ 4.00
Equity 35	83.72%
Equity 36	99.99%
Equity 37	34,000
Equity 38	649,967
Equity 39	50,000
Equity 40	206,000
Equity 41	120,000
Equity 42	$ 86,000